Deposits - Summary of Deposits (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure Of Deposits [Line Items]
Total deposits payable on a fixed date	$ 29,673	$ 30,419
U.S. dollars [member]
Disclosure Of Deposits [Line Items]
Deposits liabilities	259,747	237,127
Non USD Non CAD [member]
Disclosure Of Deposits [Line Items]
Deposits liabilities	$ 37,427	$ 27,686